Investments in Equity Investees - Summarized Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summarized balance sheet
Current assets	$ 839,888	$ 1,212,076
Current liabilities	(353,903)	(311,658)
Net assets	636,870	1,039,514	$ 518,949	$ 312,903
SHPL
Summarized balance sheet
Current assets	214,267	190,260
Non-current assets	80,062	91,605
Current liabilities	(147,952)	(128,993)
Non-current liabilities	(4,944)	(7,131)
Net assets	$ 141,433	$ 145,741